Item 1. Schedule of Investments:
--------------------------------
Putnam Intermediate U.S. Government Income Fund


QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Intermediate U.S. Government Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
August 31, 2004 (Unaudited)

U.S. Government and Agency Mortgage Obligations (53.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (2.4%)
-----------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association
                 Adjustable Rate Mortgages
       $127,138  7s, July 20, 2026                                                                 $129,652
     14,620,000  4 1/2s, August 20, 2034                                                         14,776,003
                 Government National Mortgage Association
                 Pass-Through Certificates
      2,635,374  7 1/2s, with due dates from December 15,
                 2023 to March 15, 2032                                                           2,855,347
        483,736  7s, with due dates from July 15, 2029 to
                 May 15, 2032                                                                       519,247
                                                                                              -------------
                                                                                                 18,280,249
U.S. Government Agency Mortgage Obligations (50.8%)
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
         70,808  7 1/2s, with due dates from April 1,
                 2016 to December 1, 2017                                                            75,974
                 Federal National Mortgage Association
                 Pass-Through Certificates
            847  8s, May 1, 2013                                                                        918
        457,756  7 1/2s, with due dates from October 1,
                 2022 to November 1, 2030                                                           492,815
    109,210,991  7s, with due dates from January 1, 2025
                 to February 1, 2034                                                            116,215,737
      1,010,758  7s, with due dates from September 1,
                 2007 to January 1, 2015                                                          1,075,706
     10,280,000  7s, TBA, September 1, 2034                                                      10,916,075
      5,276,134  6 1/2s, with due dates from September 1,
                 2023 to July 1, 2034                                                             5,556,430
      2,308,571  6 1/2s, with due dates from February 1,
                 2014 to February 1, 2017                                                         2,456,281
     92,740,000  6 1/2s, TBA, September 15, 2034                                                 97,333,523
      1,125,958  6s, with due dates from March 1, 2014 to
                 October 1, 2016                                                                  1,186,945
     20,900,000  6s, TBA, October 1, 2034                                                        21,566,188
     41,700,000  6s, TBA, September 15, 2034                                                     43,179,049
        412,262  5 1/2s, with due dates from June 1, 2013
                 to December 1, 2013                                                                429,928
     70,000,000  5 1/2s, TBA, September 15, 2034                                                 71,060,934
        360,089  5s, May 1, 2019                                                                    367,544
      9,000,000  5s, TBA, September 1, 2018                                                       9,165,938
        574,535  4s, June 1, 2019                                                                   561,922
                                                                                              -------------
                                                                                                381,641,907
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $396,916,163)    $399,922,156

U.S. Government Agency Obligations (8.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $53,694,000  Fannie Mae 7 1/4s, January 15, 2010                                            $62,532,290
                                                                                              -------------
                 Total U.S. Government Agency Obligations  (cost $61,581,588)                   $62,532,290

U.S. Treasury Obligations (46.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $65,596,000  U.S. Treasury Bonds 4 1/4s, August 15,
                 2013                                                                           $66,497,945
                 U.S. Treasury Notes
     25,000,000  4s, February 15, 2014                                                           24,777,345
    102,000,000  3 1/4s, August 15, 2008                                                        102,733,125
     40,500,000  1 7/8s, January 31, 2006                                                        40,348,125
     97,198,000  1 5/8s, January 31, 2005                                                        97,182,818
     15,000,000  1 1/8s, June 30, 2005                                                           14,908,593
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $345,411,942)                          $346,447,951

Collateralized mortgage obligations (7.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Fannie Mae
     $3,905,745  Ser. 03-W6, Class PT1, 9.437s, 2042                                             $4,492,756
      2,926,713  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                              3,199,757
      1,814,286  Ser. 02-T18, Class A4, 7 1/2s, 2042                                              1,983,547
      5,440,473  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                              5,948,037
     10,618,293  Ser. 02-T16, Class A3, 7 1/2s, 2042                                             11,608,918
        985,447  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                              1,077,384
      3,201,556  Ser. 02-W4, Class A5, 7 1/2s, 2042                                               3,500,242
        132,473  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                 144,832
        491,746  Ser. 02-14, Class A2, 7 1/2s, 2042                                                 537,623
      2,958,055  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              3,234,025
      2,123,965  Ser. 02-T4, Class A3, 7 1/2s, 2041                                               2,322,118
        765,438  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                 836,849
      1,427,881  Ser. 01-T12, Class A2, 7 1/2s, 2041                                              1,561,094
        828,977  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                 906,316
      4,945,650  Ser. 01-T7, Class A1, 7 1/2s, 2041                                               5,407,051
         18,302  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                  20,009
        259,664  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 283,889
      3,633,694  Ser. 02-T1, Class A3, 7 1/2s, 2031                                               3,972,697
      1,515,016  Ser. 00-T6, Class A1, 7 1/2s, 2030                                               1,656,359
        163,053  Ser. 02-W7, Class A5, 7 1/2s, 2029                                                 178,265
        514,271  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                 562,250
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
      1,350,797  Ser. T-58, Class 4A, 7 1/2s, 2043                                                1,476,818
        730,636  Ser. T-42, Class A5, 7 1/2s, 2042                                                  798,800
          3,751  Ser. T-41, Class 3A, 7 1/2s, 2032                                                    4,101
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $55,161,826)                  $55,713,737
                                                                                              -------------
Short-term investments (16.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $95,000,000  Interest in $496,000,000 joint
                 repurchase agreement dated August 31,
                 2004 with UBS Securities LLC due
                 September 1, 2004 with respect to
                 various U.S. Government obligations
                 maturity value of $95,004,169 for an
                 effective yield of 1.58%                                                       $95,000,000
     20,000,000  Federal National Mortgage Association
                 1.54%, October 12, 2004                                                         19,964,922
      9,500,000  Federal National Mortgage Association
                 1.51%, September 27, 2004                                                        9,489,640
      1,410,000  U.S. Treasury Bills zero %, September
                 16, 2004 (SEG)                                                                   1,409,234
                                                                                              -------------
                 Total Short-term investments  (cost $125,863,796)                             $125,863,796
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $984,935,315) (b)                                     $990,479,930
-----------------------------------------------------------------------------------------------------------



Futures contracts outstanding at August 31, 2004 (Unaudited)
----------------------------------------------------------------------------
                                                                  Unrealized
                                   Aggregate     Expiration      appreciation/
                       Value      face value        date       (depreciation)
----------------------------------------------------------------------------
U.S. Treasury Note
5 yr (Short)       $98,165,953   $97,828,303       Dec-04          $(337,650)
CBT Interest Rate
Swap 10YR (Long)    93,704,719    89,536,613       Sep-04          4,168,106
U.S. Treasury Note
10 yr (Long)        83,335,875    82,781,954       Dec-04            553,921
U.S. Treasury Bond
(Long)              15,917,688    15,682,605       Dec-04            235,083
Euro 90 day (Long)  12,266,563    12,257,232       Sep-04              9,331
Euro 90 day (Long)   5,380,375     5,384,927       Dec-04             (4,552)
Euro 90 day (Long)   5,366,900     5,362,790       Mar-05              4,110
Euro 90 day (Long)   5,353,700     5,341,527       Jun-05             12,173
Euro 90 day (Long)   5,339,675     5,322,527       Sep-05             17,148
Euro 90 day (Long)   5,324,550     5,305,665       Dec-05             18,885
Euro 90 day (Long)   1,931,600     1,921,130       Mar-06             10,470
Euro 90 day (Long)   1,927,600     1,917,130       Jun-06             10,470
----------------------------------------------------------------------------
                                                                  $4,697,495
----------------------------------------------------------------------------


TBA sale commitments outstanding at August 31, 2004 (Unaudited)
(proceeds receivable $156,517,226)
----------------------------------------------------------------------------
                                     Principal         Settlement
Agency                                amount              date       Value
----------------------------------------------------------------------------
FNMA, 6 1/2s, September 15, 2034   $41,370,000          9/15/04  $43,419,106
FNMA, 6s, September 1, 2034         41,700,000          9/15/04   43,179,049
FNMA, 5 1/2s, September 15, 2034    69,610,000          9/15/04   70,665,023
----------------------------------------------------------------------------
                                                                $157,263,178
----------------------------------------------------------------------------


Interest rate swap contracts outstanding at August 31, 2004 (Unaudited)
----------------------------------------------------------------------------
                                                                 Unrealized
                                         Notional   Termination appreciation/
                                          amount        date   (depreciation)
----------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated December 2,  2003 to
pay semi-annually the notional
amount multiplied by 2.444% and
receive quarterly the notional
amount multiplied by the three
month USD LIBOR.                       $10,538,000    12/5/05      ($33,970)

Agreement with Bank of America
N.A. dated December 12, 2003 to
pay semi-annually the notional
amount multiptied by 2.1125% and
receive quarterly the notional
amount multiplied by three month
USD-LIBOR.                               1,861,000   12/16/05         4,924

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to pay
semi-annually the notional
amount multiplied by 4.64101%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR-BBA.          39,362,000   12/11/13      (718,822)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional
amount multiptied by 2.23762%
and pay quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                          21,743,000    12/9/05        (3,693)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    14,191,000    1/26/06        87,454

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.008% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                     13,848,000    1/23/06        83,278

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                     13,848,000    1/23/06        81,880

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     7,438,000    1/26/06        45,036

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional
amount multiptied by 4.5792% and
receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                           5,783,000   12/16/13       (74,271)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.375% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     4,692,000    1/26/14        36,845

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      4,578,000    1/23/14        22,343

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA                      4,578,000    1/23/14        18,169

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiptied by 4.71% and
receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                           4,268,000   12/15/13       (99,231)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.379% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     2,403,000    1/26/14        18,139

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiptied by 2.235% and
receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                           1,020,000   12/15/05           689
----------------------------------------------------------------------------
                                                                  $(531,230)
----------------------------------------------------------------------------




    NOTES

  (a) Percentages indicated are based on net assets of $752,099,268.

  (b) The aggregate identified cost on a tax basis is $985,111,809, resulting in gross unrealized appreciation and depreciation of $6,120,833 and $752,712, respectively, or net unrealized appreciation of $5,368,121.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at Audust 31, 2004.

      TBA after the name of a security represents to be announced securities.

      Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received, is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004